SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents		$ 27,028	$ 7,532
Restricted deposits	[1]	260	226
Total cash and restricted deposits shown in the statement of cash flows		$ 27,288	$ 7,758

[1]	As of December 31, 2025, and 2024, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.